Leases - Supplemental Information and Components of Lease Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Assets and Liabilities, Lessee [Abstract]
Operating lease right-of-use assets, net	$ 0.8	$ 1.2
Operating lease liability, current [extensible list]	Other current liabilities	Other current liabilities
Operating lease liability, current	$ 0.2	$ 0.4
Operating Lease noncurrent, [Extensible List]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Non-current operating lease liabilities	$ 0.6	$ 0.8
Components of Lease Cost [Abstract]
Operating lease expense	16.8	15.2
Rig operating and maintenance expenses
Components of Lease Cost [Abstract]
Operating lease expense	14.4	13.1
General and administrative expenses
Components of Lease Cost [Abstract]
Operating lease expense	$ 2.4	$ 2.1